Summary of Significant Accounting Policies (Summary of Temporary Differences and Carry Forwards Which Give Rise to Deferred Tax Assets and Liabilities) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax liabilities
Property and equipment	$ (5,784)	$ (4,905)	$ (4,852)
Other	(1,427)	(873)	(551)
Gross deferred tax liabilities	(7,211)	(5,778)	(5,403)
Deferred tax assets
Net operating loss carryforwards	9,137	5,861	6,694
Deferred revenue and setup charges	868	583	467
Derivative liability	0	0	0
Other	601	699	113
Gross deferred tax assets	10,606	7,143	7,274
Net deferred tax assets	3,395	1,365	1,871
Valuation allowance	(3,395)	(1,365)	(1,871)
Net deferred	$ 0	$ 0	$ 0